LEASES - Right-of-use lease asset by type (Details)	Jun. 30, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 1,114,597
Incremental borrowing rate (as a percent)	7.74%
Gross carrying amount
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 2,369,326
Gross carrying amount | Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	598,561
Gross carrying amount | Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	264,069
Gross carrying amount | Equipment and computer software
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	407,546
Gross carrying amount | Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 1,099,150